Stock-Based Compensation - Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Options Available for Grant
Grants in period (in shares)	0	(11,258,000)	(6,897,000)
Number of options cancelled and forfeited (in shares)	(1,864,000)	(10,562,000)	(1,598,000)
Number of Options Outstanding
Number of options outstanding at period start (in shares)	24,700,000	24,911,000	20,578,000
Grants in period (in shares)	0	11,258,000	6,897,000
Number of options exercised (in shares)	(2,881,000)	(907,000)	(966,000)
Number of options cancelled and forfeited (in shares)	(1,864,000)	(10,562,000)	(1,598,000)
Number of options outstanding at period end (in shares)	19,955,000	24,700,000	24,911,000	20,578,000
Number of options vested and exercisable (in shares)	15,369,000	17,262,000
Weighted- Average Exercise Price Per Share
Weighted average exercise price of outstanding options at period start (in usd per shares)	$ 1.45	$ 1.65	$ 1.27
Weighted average exercise price of options granted (in usd per shares)		2.08	2.77
Weighted average exercise price of options exercised (in usd per shares)	1.08	0.85	0.82
Weighted average exercise price of options cancelled and forfeited (in usd per shares)	2.68	2.67	2.09
Weighted average exercise price of outstanding options at period end (in usd per shares)	1.53	1.45	$ 1.65	$ 1.27
Weighted average exercise price of options vested and exercisable (in usd per shares)	$ 1.36	$ 1.20
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining contractual term of options outstanding	6 years 1 month 6 days	6 years 4 months 24 days	7 years 1 month 6 days	7 years 4 months 24 days
Weighted average remaining contractual term of options vested and exercisable	5 years 6 months	5 years 6 months
Aggregate intrinsic value of options outstanding	$ 240,692	$ 83,570	$ 34,776
Aggregate intrinsic value of options vested and exercisable	$ 187,904	$ 62,719
Previously Reported
Number of Options Outstanding
Number of options outstanding at period start (in shares)	20,574,000
Number of options outstanding at period end (in shares)		20,574,000
Weighted- Average Exercise Price Per Share
Weighted average exercise price of outstanding options at period start (in usd per shares)	$ 1.74
Weighted average exercise price of outstanding options at period end (in usd per shares)		$ 1.74
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining contractual term of options outstanding		6 years 4 months 24 days
Aggregate intrinsic value of options outstanding		$ 83,570
Retroactive application of reverse recapitalization
Number of Options Outstanding
Number of options outstanding at period start (in shares)	4,126,000
Number of options outstanding at period end (in shares)		4,126,000
Outstanding stock options
Options Available for Grant
Number of shares available for grant at period start (in shares)	5,199,000	4,094,000	2,190,000
Number of additional shares authorized (in shares)	17,200,000	1,801,000	7,203,000
Number of options cancelled and forfeited (in shares)	(1,864,000)
Number of options cancelled in connection with termination of 2011 Plan (in shares)	(7,005,000)
Number of shares available for grant at period end (in shares)	17,258,000	5,199,000	4,094,000	2,190,000
Number of Options Outstanding
Number of options cancelled and forfeited (in shares)	(1,864,000)
Outstanding stock options | Previously Reported
Options Available for Grant
Number of shares available for grant at period start (in shares)	4,330,000
Number of shares available for grant at period end (in shares)		4,330,000
Outstanding stock options | Retroactive application of reverse recapitalization
Options Available for Grant
Number of shares available for grant at period start (in shares)	869,000
Number of shares available for grant at period end (in shares)		869,000